Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Schedule of impact on the statement of financial position
	According to the previous		According to
	policy	The change	IFRS 15
	USD thousands	USD thousands	USD thousands
Deferred income	95	(95)	-
Accumulated loss	(38,567)	95	(38,472)